Contract revenues and other operating income	6 Months Ended
Jun. 30, 2023
Contract revenues and other operating income
Contract revenues and other operating income
3.Contract revenues and other operating income

For the three and six months ended June 30, 2023 and 2022 AC Immune generated no contract revenues.

3.1Licensing and collaboration agreements

For a discussion of our licensing and collaboration agreements for the fiscal year ended December 31, 2022, please refer to Note 13.1 “Licensing and Collaboration agreements” of our Annual Report on Form 20-F for the year ended December 31, 2022 filed on March 16, 2023.

As it relates to revenue recognition, there have been no significant events or transactions associated with our license and collaboration agreements that have occurred for the three and six months ended June 30, 2023.

3.2Grant income

Grants from the Michael J. Fox Foundation

For a discussion of our Grants from the Michael J. Fox Foundation (MJFF) for the fiscal year ended December 31, 2022, please refer to Note 13.2 “Grant Income” of our Annual Report on Form 20-F for the year ended December 31, 2022 filed on March 16, 2023.

In August 2022, the Company received follow-on grant funding as part of its joint arrangement with Skåne University Hospital (Skåne) in Sweden totaling USD 0.5 (CHF 0.5) million for the continued development of its alpha-synuclein PET imaging diagnostic agent. As part of this grant, AC Immune received USD 0.4 (CHF 0.4) million directly from the MJFF. Skåne will receive USD 0.1 (CHF 0.1) million of the total grant directly from the MJFF duration of the grant period.

In February 2023, the Company was awarded a new grant from the MJFF totaling USD 0.5 (CHF 0.5) million to support the development of its TDP-43 PET tracer program.

For the three months ended June 30, 2023 and 2022, the Company has recognized CHF 0.3 million and CHF 0.2 million in grant income, respectively. For the six months ended June 30, 2023 and 2022, the Company has recognized CHF 0.7 million and CHF 0.6 million in grant income, respectively. As of June 30, 2023, the Company has recorded CHF 0.4 million in deferred income.